Consolidated Balance Sheets (Parenthetical) (USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Discount on Convertible notes payable, current (in dollars)	$ 0	$ 0	$ 0
Discount on Convertible notes payable, Non current (in dollars)	$ 819,976	$ 147,395	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	125,000,000
Common stock, shares, issued	88,664,744	84,980,282	49,039,511
Common stock, shares outstanding	88,664,744	84,980,282	49,039,511
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	120,000,000	120,000,000	100,000,000
Preferred Stock, shares issued	66,801,653	66,801,653	94,009,762
Preferred stock, shares outstanding	66,801,653	66,801,653	94,009,762
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	26,000	0	0
Preferred stock, shares outstanding	26,000	0	0